UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Target 2012 Fund

	Shares	Value ($)

Common Stocks 33.0%
Consumer Discretionary 3.5%
Auto Components 0.2%
Johnson Controls, Inc.	1,970	134,058
Household Durables 0.2%
The Stanley Works	2,540	121,742
Media 1.1%
Clear Channel Communications, Inc.	3,990	121,376
Time Warner, Inc.	19,960	355,887
Viacom, Inc. "B"	9,320	288,640

		765,903
Multiline Retail 1.2%
Federated Department Stores, Inc.	4,180	256,527
J.C. Penney Co., Inc.	5,460	279,552
Kohl's Corp.*	3,240	155,941
Nordstrom, Inc.	4,560	158,004

		850,024
Specialty Retail 0.6%
Home Depot, Inc.	3,700	151,848
Staples, Inc.	6,480	147,290
The Sherwin-Williams Co.	2,730	116,162

		415,300
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	3,470	170,724
Consumer Staples 3.1%
Beverages 1.4%
Coca-Cola Co.	14,930	638,705
PepsiCo, Inc.	5,400	319,032

		957,737
Food & Staples Retailing 0.3%
Costco Wholesale Corp.	4,400	212,784
Food Products 0.4%
General Mills, Inc.	6,660	321,412
Household Products 1.0%
Energizer Holdings, Inc.*	1,160	58,568
Procter & Gamble Co.	11,560	647,245

		705,813
Energy 3.1%
Energy Equipment & Services 0.2%
Schlumberger Ltd.	1,240	112,555
Oil, Gas & Consumable Fuels 2.9%
Amerada Hess Corp.	3,230	404,073
Burlington Resources, Inc.	2,190	158,162
Chevron Corp.	7,420	423,459

ConocoPhillips	2,420	158,220
ExxonMobil Corp.	14,344	805,272
Occidental Petroleum Corp.	1,350	106,488

		2,055,674
Financials 7.0%
Banks 2.2%
Bank of America Corp.	16,920	740,081
Wachovia Corp.	7,300	368,796
Wells Fargo & Co.	4,450	267,890
Zions Bancorp.	2,300	168,981

		1,545,748
Capital Markets 1.7%
Lehman Brothers Holdings, Inc.	4,620	552,876
The Goldman Sachs Group, Inc.	4,890	617,949

		1,170,825
Diversified Financial Services 1.0%
CIT Group, Inc.	5,030	230,022
Citigroup, Inc.	3,653	167,234
Countrywide Financial Corp.	4,650	147,731
JPMorgan Chase & Co.	4,550	166,621

		711,608
Insurance 2.1%
AFLAC, Inc.	6,100	291,458
Allstate Corp.	6,120	323,075
Hartford Financial Services Group, Inc.	2,800	223,300
Lincoln National Corp.	2,250	113,872
MetLife, Inc.	9,790	483,724

		1,435,429
Health Care 4.5%
Biotechnology 0.8%
Amgen, Inc.*	2,900	219,704
Genzyme Corp.*	2,570	185,811
Invitrogen Corp.*	2,070	131,631

		537,146
Health Care Equipment & Supplies 0.3%
Medtronic, Inc.	3,800	215,308
Health Care Providers & Services 1.7%
Aetna, Inc.	2,000	177,120
Cardinal Health, Inc.	2,800	175,028
Caremark Rx, Inc.*	7,240	379,376
UnitedHealth Group, Inc.	4,060	235,034
WellPoint, Inc.*	2,580	192,674

		1,159,232
Pharmaceuticals 1.7%
Allergan, Inc.	2,300	205,390
Johnson & Johnson	13,058	817,692
Pfizer, Inc.	8,300	180,442

		1,203,524
Industrials 3.6%
Aerospace & Defense 1.8%
Boeing Co.	6,400	413,696

Goodrich Corp.	3,680	132,738
Lockheed Martin Corp.	4,170	252,535
United Technologies Corp.	9,160	469,725

		1,268,694
Electrical Equipment 0.5%
Emerson Electric Co.	4,490	312,279
Industrial Conglomerates 1.3%
General Electric Co.	11,700	396,747
Tyco International Ltd.	19,840	523,578

		920,325
Information Technology 5.1%
Communications Equipment 1.2%
Cisco Systems, Inc.*	14,090	245,871
Motorola, Inc.	25,990	575,938

		821,809
Computers & Peripherals 1.2%
Apple Computer, Inc.*	2,110	121,515
EMC Corp.*	24,740	345,370
International Business Machines Corp.	4,900	401,212

		868,097
IT Consulting & Services 0.6%
Accenture Ltd., "A"*	9,800	257,838
Affiliated Computer Services, Inc. "A"*	3,700	200,207

		458,045
Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.	8,520	139,558
Intel Corp.	8,070	189,645

		329,203
Software 1.6%
Microsoft Corp.	15,130	388,841
Oracle Corp.*	43,400	550,312
Symantec Corp.*	7,590	181,021

		1,120,174
Materials 1.0%
Chemicals 0.8%
Dow Chemical Co.	7,630	349,911
PPG Industries, Inc.	2,970	178,111

		528,022
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	4,790	155,819
Telecommunication Services 0.9%
Wireless Telecommunication Services
ALLTEL Corp.	1,760	108,874
Sprint Nextel Corp.	23,960	558,507

		667,381
Utilities 1.2%
Electric Utilities 0.7%
Allegheny Energy, Inc.*	3,110	87,889
Edison International	3,680	161,037

Exelon Corp.	3,820	198,754

		447,680
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	3,330	182,484
TXU Corp.	1,900	191,425

		373,909

Total Common Stocks (Cost $19,511,590)		23,073,983
	Principal Amount ($)	Value ($)

US Treasury Obligations 67.1%
US Treasury STRIPS, 4.519% **, 2/15/2012 (Cost $44,628,964)	62,080,000	46,867,793
	Shares	Value ($)

Cash Equivalents 0.1%
Scudder Cash Management QP Trust, 3.83% (a) (Cost $78,797)	78,797	78,797
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 64,219,351)	100.2	70,020,573
Other Assets and Liabilities, Net	(0.2)	(116,116)

Net Assets	100.0	69,904,457

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Bond equivalent yield to maturity; not a coupon rate.
(a)	Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Target 2012 Fund, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Target 2012 Fund, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005